Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Concord Street Trust
Prospectus Date	rr_ProspectusDate	Apr. 29, 2016
02.28 Fidelity Index Funds Institutional, Institutional Premium Combo PRO-03 | Spartan® Extended Market Index Fund
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sell All Shares
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015

02.28 Fidelity Index Funds Institutional, Institutional Premium Combo PRO-03 | Spartan® Extended Market Index Fund | Spartan Extended Market Index Fund-Institutional Premium Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.045%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.045%
1 year	rr_ExpenseExampleYear01	$ 5
3 years	rr_ExpenseExampleYear03	15
5 years	rr_ExpenseExampleYear05	25
10 years	rr_ExpenseExampleYear10	$ 58
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 08, 2011
02.28 Fidelity Index Funds Institutional, Institutional Premium Combo PRO-03 | Spartan® Extended Market Index Fund | Return Before Taxes | Spartan Extended Market Index Fund-Institutional Premium Class
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Spartan® Extended Market Index Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(3.29%)
Since Inception	rr_AverageAnnualReturnSinceInception	14.27%	[2]
02.28 Fidelity Index Funds Institutional, Institutional Premium Combo PRO-03 | Spartan® Extended Market Index Fund | After Taxes on Distributions | Spartan Extended Market Index Fund-Institutional Premium Class
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Spartan® Extended Market Index Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	(4.76%)
Since Inception	rr_AverageAnnualReturnSinceInception	13.01%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 08, 2011
02.28 Fidelity Index Funds Institutional, Institutional Premium Combo PRO-03 | Spartan® Extended Market Index Fund | After Taxes on Distributions and Sales | Spartan Extended Market Index Fund-Institutional Premium Class
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Spartan® Extended Market Index Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	(0.81%)
Since Inception	rr_AverageAnnualReturnSinceInception	11.25%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 08, 2011
02.28 Fidelity Index Funds Institutional, Institutional Premium Combo PRO-03 | Spartan® Extended Market Index Fund | Dow Jones U.S. Completion Total Stock Market Index℠(reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	(3.42%)
Since Inception	rr_AverageAnnualReturnSinceInception	14.13%	[2]

[1]	Adjusted to reflect current fees.
[2]	From September 8, 2011